Short-term borrowings (Tables)	9 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings

	December 31, 2023	March 31, 2023
Short-term borrowings	$6,225	$1,364
Current portion of vehicle loan	13	12
	$6,238	$1,376